Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense		¥ 41,100	¥ 5,606
Deferred income tax benefit		(16,940)
Income tax (benefit)/expense	$ 3,514	¥ 24,160	¥ 5,606